Business Combinations (Details Textual) ₨ in Millions, $ in Millions			12 Months Ended
	Feb. 03, 2022 INR (₨)	Feb. 12, 2020 INR (₨) Brand Employees	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration on acquisition date		₨ 18,500
Business combination contingent consideration payable			₨ 194
Cash			1,516
Total goodwill			4,418	₨ 4,568	$ 58
Wockhardt Limited [Member]
Disclosure of detailed information about business combination [line items]
Consideration on acquisition date		₨ 18,500		16,115
Number of brands | Brand		62
Business combination contingent consideration payable				420
Gratuity payable				70
Compensation absence liability				75
Number of employees engaged in operations of the acquired Business Undertaking | Employees		2,051
Goodwill recognized as of acquisition date				530
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				60
Revenue of acquiree since acquisition date			5,474	3,887
Cash				14,990
Wockhardt Limited [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about business combination [line items]
Business combination contingent consideration payable				₨ 561
Wockhardt Limited [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Business combination payment of consideration		₨ 14,830
Acquisition date consideration payable for working capital adjustments and other statutory dues		670
Business combination contingent consideration payable		3,000
Estimated revenue from sales of the acquiree post business combination		₨ 4,800
Number of times and the product of excess of minimum threshold revenue of the acquiree		2
Wockhardt Limited [Member] | Major business combination [member] | Bottom of range [member] | Scenario Forecast One [Member]
Disclosure of detailed information about business combination [line items]
Estimated revenue from sales of the acquiree post business combination		₨ 4,800
Nimbus Health Gmbh [Member]
Disclosure of detailed information about business combination [line items]
Goodwill recognized as of acquisition date			260
Business combination percentage of voting equity interests acquired	100.00%
Cash	₨ 337		₨ 337
Business combination time within which earnout shall be settled	4 years
Total goodwill	₨ 260